Note 15 - Receivables non-current - Components of Receivables Non Current (Parenthetical) (Detail) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Non-current Receivables [Line Items]
Tax recovery of ICMS, PIS and COFINS credits	[1]	$ 66,636	$ 53,483
Tax On Sales And Services ICMS [Member]
Non-current Receivables [Line Items]
Tax recovery of ICMS, PIS and COFINS credits		$ 54,200	$ 40,600

[1]	As of December 31, 2024 and 2023, included approximately $54.2 million and $40.6 million, respectively, related to ICMS (Tax on Sales and Services) from Brazilian subsidiaries.